UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-02958

T. Rowe Price International Funds, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher

100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: October 31

Date of reporting period: October 31, 2024

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Annual Shareholder Report

October 31, 2024

Global Growth Stock Fund

Investor Class (RPGEX)

This annual shareholder report contains important information about Global Growth Stock Fund (the "fund") for the period of November 1, 2023 to October 31, 2024. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global Growth Stock Fund - Investor Class	$107	0.92%

What drove fund performance during the past 12 months?

  Global equity markets delivered strong returns over the reporting period. Exuberance for artificial intelligence (AI)-related segments of the market and hopes for central bank interest rate cuts helped fuel a prolonged market rally. Nevertheless, there were still periods of volatility, driven by concerns over the possibility of a global recession, geopolitical tensions, the potential for fewer interest rate cuts by central banks amid stubbornly high inflation, and economic challenges in China.

  Versus the MSCI All Country World Index Net, the leading contributor to relative performance was stock selection in the information technology sector. Within the sector, our exposure to companies that directly benefited from accelerating AI demand, such as NVIDIA and Taiwan Semiconductor Manufacturing, helped relative returns, as did Vietnam’s information technology services company FPT. Holdings in the utilities sector also boosted relative results, where Constellation Energy benefited from the AI infrastructure buildout.

  Conversely, stock selection in industrials and business services detracted the most from relative performance, mainly due to our positions in multi-industrial conglomerate Roper Technologies and payroll and human resources software provider Paylocity Holding. Holdings in financials also hurt relative performance, most notably due to our position in One 97 Communications, which sold off in early 2024 on regulatory pressures.

  The fund applies an active, diversified, growth-oriented approach to identify companies with the potential for sustainable growth or relative improvement. Notable changes in positioning during the period included increasing our allocations to financials and information technology and reducing our allocations to health care and materials.

How has the fund performed?

Cumulative Returns of a Hypothetical $10,000 Investment as of October 31, 2024

	Investor Class	Regulatory Benchmark	Strategy Benchmark
2014	10,000	10,000	10,000
2015	9,949	9,815	9,999
2015	10,635	10,497	10,708
2015	10,619	10,325	10,721
2015	10,205	9,997	10,409
2016	9,365	9,148	9,567
2016	10,165	9,903	10,236
2016	10,509	10,280	10,733
2016	10,450	10,201	10,484
2017	10,802	10,788	10,947
2017	11,807	11,401	11,790
2017	12,802	12,033	12,519
2017	13,472	12,568	13,223
2018	15,000	13,753	14,589
2018	14,368	13,016	13,883
2018	14,864	13,353	14,439
2018	13,485	12,503	13,370
2019	14,341	12,724	13,658
2019	15,677	13,675	14,992
2019	15,721	13,746	15,272
2019	15,849	14,078	15,646
2020	17,230	14,764	16,900
2020	16,147	12,997	15,829
2020	19,774	14,736	18,927
2020	20,584	14,766	19,257
2021	24,656	17,277	22,291
2021	26,245	18,943	23,682
2021	27,529	19,625	24,970
2021	28,125	20,270	25,938
2022	24,475	19,563	23,895
2022	20,793	17,912	20,958
2022	20,349	17,568	20,754
2022	18,924	16,225	18,351
2023	20,552	17,999	20,442
2023	20,451	18,281	21,475
2023	22,378	19,836	23,933
2023	20,239	17,929	21,483
2024	22,820	20,644	25,180
2024	24,155	21,474	26,246
2024	25,760	23,212	28,659
2024	26,650	23,808	29,480

202411-4029887, 202412-3916066

F174-052 12/24

Average Annual Total Returns

	1 Year	5 Years	10 Years
Global Growth Stock Fund (Investor Class)	31.68%	10.95%	10.30%
MSCI All Country World Index Net (Regulatory Benchmark)	32.79	11.08	9.06
MSCI All Country World Index Growth Net (Strategy Benchmark)	37.22	13.51	11.42

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$1,113,048
  Number of Portfolio Holdings193
  Investment Advisory Fees Paid (000s)$6,722
  Portfolio Turnover Rate61.5%

What did the fund invest in?

Sector Allocation (as a % of Net Assets)

Information Technology	26.6%
Financials	20.5
Industrials & Business Services	12.6
Health Care	9.8
Communication Services	8.2
Consumer Discretionary	7.5
Consumer Staples	5.8
Materials	4.0
Energy	3.1
Other	1.9

Top Ten Holdings (as a % of Net Assets)

NVIDIA	4.2%
Microsoft	4.0
Apple	4.0
Amazon.com	2.8
Meta Platforms	2.2
Alphabet	1.9
Eli Lilly	1.8
Taiwan Semiconductor Manufacturing	1.7
Roper Technologies	1.5
Sumber Alfaria Trijaya	1.3

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

MSCI does not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

Global Growth Stock Fund

Investor Class (RPGEX)

T. Rowe Price Investment Services, Inc.

100 East Pratt Street

Baltimore, MD 21202

Annual Shareholder Report

October 31, 2024

Global Growth Stock Fund

Advisor Class (PAGLX)

This annual shareholder report contains important information about Global Growth Stock Fund (the "fund") for the period of November 1, 2023 to October 31, 2024. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global Growth Stock Fund - Advisor Class	$127	1.10%

What drove fund performance during the past 12 months?

  Global equity markets delivered strong returns over the reporting period. Exuberance for artificial intelligence (AI)-related segments of the market and hopes for central bank interest rate cuts helped fuel a prolonged market rally. Nevertheless, there were still periods of volatility, driven by concerns over the possibility of a global recession, geopolitical tensions, the potential for fewer interest rate cuts by central banks amid stubbornly high inflation, and economic challenges in China.

  Versus the MSCI All Country World Index Net, the leading contributor to relative performance was stock selection in the information technology sector. Within the sector, our exposure to companies that directly benefited from accelerating AI demand, such as NVIDIA and Taiwan Semiconductor Manufacturing, helped relative returns, as did Vietnam’s information technology services company FPT. Holdings in the utilities sector also boosted relative results, where Constellation Energy benefited from the AI infrastructure buildout.

  Conversely, stock selection in industrials and business services detracted the most from relative performance, mainly due to our positions in multi-industrial conglomerate Roper Technologies and payroll and human resources software provider Paylocity Holding. Holdings in financials also hurt relative performance, most notably due to our position in One 97 Communications, which sold off in early 2024 on regulatory pressures.

  The fund applies an active, diversified, growth-oriented approach to identify companies with the potential for sustainable growth or relative improvement. Notable changes in positioning during the period included increasing our allocations to financials and information technology and reducing our allocations to health care and materials.

How has the fund performed?

Cumulative Returns of a Hypothetical $10,000 Investment as of October 31, 2024

	Advisor Class	Regulatory Benchmark	Strategy Benchmark
2014	10,000	10,000	10,000
2015	9,947	9,815	9,999
2015	10,632	10,497	10,708
2015	10,611	10,325	10,721
2015	10,200	9,997	10,409
2016	9,356	9,148	9,567
2016	10,154	9,903	10,236
2016	10,494	10,280	10,733
2016	10,435	10,201	10,484
2017	10,783	10,788	10,947
2017	11,787	11,401	11,790
2017	12,774	12,033	12,519
2017	13,442	12,568	13,223
2018	14,958	13,753	14,589
2018	14,324	13,016	13,883
2018	14,811	13,353	14,439
2018	13,439	12,503	13,370
2019	14,282	12,724	13,658
2019	15,607	13,675	14,992
2019	15,646	13,746	15,272
2019	15,757	14,078	15,646
2020	17,121	14,764	16,900
2020	16,044	12,997	15,829
2020	19,631	14,736	18,927
2020	20,425	14,766	19,257
2021	24,446	17,277	22,291
2021	25,999	18,943	23,682
2021	27,254	19,625	24,970
2021	27,827	20,270	25,938
2022	24,199	19,563	23,895
2022	20,554	17,912	20,958
2022	20,104	17,568	20,754
2022	18,681	16,225	18,351
2023	20,288	17,999	20,442
2023	20,182	18,281	21,475
2023	22,068	19,836	23,933
2023	19,951	17,929	21,483
2024	22,480	20,644	25,180
2024	23,793	21,474	26,246
2024	25,362	23,212	28,659
2024	26,225	23,808	29,480

202411-4029887, 202412-3916066

F274-052 12/24

Average Annual Total Returns

	1 Year	5 Years	10 Years
Global Growth Stock Fund (Advisor Class)	31.45%	10.73%	10.12%
MSCI All Country World Index Net (Regulatory Benchmark)	32.79	11.08	9.06
MSCI All Country World Index Growth Net (Strategy Benchmark)	37.22	13.51	11.42

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$1,113,048
  Number of Portfolio Holdings193
  Investment Advisory Fees Paid (000s)$6,722
  Portfolio Turnover Rate61.5%

What did the fund invest in?

Sector Allocation (as a % of Net Assets)

Information Technology	26.6%
Financials	20.5
Industrials & Business Services	12.6
Health Care	9.8
Communication Services	8.2
Consumer Discretionary	7.5
Consumer Staples	5.8
Materials	4.0
Energy	3.1
Other	1.9

Top Ten Holdings (as a % of Net Assets)

NVIDIA	4.2%
Microsoft	4.0
Apple	4.0
Amazon.com	2.8
Meta Platforms	2.2
Alphabet	1.9
Eli Lilly	1.8
Taiwan Semiconductor Manufacturing	1.7
Roper Technologies	1.5
Sumber Alfaria Trijaya	1.3

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

MSCI does not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

Global Growth Stock Fund

Advisor Class (PAGLX)

T. Rowe Price Investment Services, Inc.

100 East Pratt Street

Baltimore, MD 21202

Annual Shareholder Report

October 31, 2024

Global Growth Stock Fund

I Class (RGGIX)

This annual shareholder report contains important information about Global Growth Stock Fund (the "fund") for the period of November 1, 2023 to October 31, 2024. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global Growth Stock Fund - I Class	$80	0.69%

What drove fund performance during the past 12 months?

  Global equity markets delivered strong returns over the reporting period. Exuberance for artificial intelligence (AI)-related segments of the market and hopes for central bank interest rate cuts helped fuel a prolonged market rally. Nevertheless, there were still periods of volatility, driven by concerns over the possibility of a global recession, geopolitical tensions, the potential for fewer interest rate cuts by central banks amid stubbornly high inflation, and economic challenges in China.

  Versus the MSCI All Country World Index Net, the leading contributor to relative performance was stock selection in the information technology sector. Within the sector, our exposure to companies that directly benefited from accelerating AI demand, such as NVIDIA and Taiwan Semiconductor Manufacturing, helped relative returns, as did Vietnam’s information technology services company FPT. Holdings in the utilities sector also boosted relative results, where Constellation Energy benefited from the AI infrastructure buildout.

  Conversely, stock selection in industrials and business services detracted the most from relative performance, mainly due to our positions in multi-industrial conglomerate Roper Technologies and payroll and human resources software provider Paylocity Holding. Holdings in financials also hurt relative performance, most notably due to our position in One 97 Communications, which sold off in early 2024 on regulatory pressures.

  The fund applies an active, diversified, growth-oriented approach to identify companies with the potential for sustainable growth or relative improvement. Notable changes in positioning during the period included increasing our allocations to financials and information technology and reducing our allocations to health care and materials.

How has the fund performed?

Cumulative Returns of a Hypothetical $500,000 Investment as of October 31, 2024

	I Class	Regulatory Benchmark	Strategy Benchmark
3/6/17	500,000	500,000	500,000
4/30/17	529,056	512,195	520,570
7/31/17	574,092	540,583	552,750
10/31/17	604,600	564,624	583,824
1/31/18	673,363	617,827	644,154
4/30/18	645,490	584,740	612,984
7/31/18	667,984	599,860	637,531
10/31/18	606,614	561,701	590,326
1/31/19	645,443	571,605	603,056
4/30/19	706,023	614,341	661,951
7/31/19	708,516	617,543	674,299
10/31/19	714,499	632,427	690,826
1/31/20	776,391	663,272	746,180
4/30/20	728,147	583,885	698,889
7/31/20	891,874	661,999	835,698
10/31/20	928,869	663,339	850,246
1/31/21	1,112,907	776,153	984,208
4/30/21	1,184,966	850,991	1,045,651
7/31/21	1,243,336	881,656	1,102,521
10/31/21	1,270,971	910,614	1,145,233
1/31/22	1,106,472	878,843	1,055,068
4/30/22	940,473	804,676	925,371
7/31/22	921,026	789,223	916,379
10/31/22	857,051	728,880	810,242
1/31/23	931,623	808,589	902,605
4/30/23	927,385	821,267	948,176
7/31/23	1,015,263	891,114	1,056,738
10/31/23	918,625	805,427	948,548
1/31/24	1,036,342	927,428	1,111,793
4/30/24	1,097,904	964,681	1,158,857
7/31/24	1,171,665	1,042,769	1,265,413
10/31/24	1,212,801	1,069,532	1,301,633

202411-4029887, 202412-3916066

F1072-052 12/24

Average Annual Total Returns

	1 Year	5 Years	Since Inception 3/6/17
Global Growth Stock Fund (I Class)	32.02%	11.16%	12.27%
MSCI All Country World Index Net (Regulatory Benchmark)	32.79	11.08	10.44
MSCI All Country World Index Growth Net (Strategy Benchmark)	37.22	13.51	13.31

The preceding line graph shows the value of a hypothetical $500,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$1,113,048
  Number of Portfolio Holdings193
  Investment Advisory Fees Paid (000s)$6,722
  Portfolio Turnover Rate61.5%

What did the fund invest in?

Sector Allocation (as a % of Net Assets)

Information Technology	26.6%
Financials	20.5
Industrials & Business Services	12.6
Health Care	9.8
Communication Services	8.2
Consumer Discretionary	7.5
Consumer Staples	5.8
Materials	4.0
Energy	3.1
Other	1.9

Top Ten Holdings (as a % of Net Assets)

NVIDIA	4.2%
Microsoft	4.0
Apple	4.0
Amazon.com	2.8
Meta Platforms	2.2
Alphabet	1.9
Eli Lilly	1.8
Taiwan Semiconductor Manufacturing	1.7
Roper Technologies	1.5
Sumber Alfaria Trijaya	1.3

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

MSCI does not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

Global Growth Stock Fund

I Class (RGGIX)

T. Rowe Price Investment Services, Inc.

100 East Pratt Street

Baltimore, MD 21202

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Directors has determined that Mr. Paul F. McBride qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. McBride is considered independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) – (d) Aggregate fees billed for the last two fiscal years for professional services rendered to, or on behalf of, the registrant by the registrant’s principal accountant were as follows:

	2024	2023
Audit Fees	$26,450	$25,925
Audit-Related Fees	-	-
Tax Fees	-	-
All Other Fees	-	-

Audit fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant’s financial statements and specifically include the issuance of a report on internal controls and, if applicable, agreed-upon procedures related to fund acquisitions. Tax fees include amounts related to services for tax compliance, tax planning, and tax advice. The nature of these services specifically includes the review of distribution calculations and the preparation of Federal, state, and excise tax returns. All other fees include the registrant’s pro-rata share of amounts for agreed-upon procedures in conjunction with service contract approvals by the registrant’s Board of Directors/Trustees.

(e)(1) The registrant’s audit committee has adopted a policy whereby audit and non-audit services performed by the registrant’s principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by one audit committee member with ratification at the next scheduled audit committee meeting. Waiver of pre-approval for audit or non-audit services requiring fees of a de minimis amount is not permitted.

 (2) No services included in (b) – (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)  Less than 50 percent of the hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g)  The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $846,000 and $1,584,000, respectively.

(h)  All non-audit services rendered in (g) above were pre-approved by the registrant’s audit committee. Accordingly, these services were considered by the registrant’s audit committee in maintaining the principal accountant’s independence.

(i)  Not applicable.

(j)  Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)  Not applicable. The complete schedule of investments is included in Item 7 of this Form N-CSR.

(b)  Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a – b) Report pursuant to Regulation S-X.

Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information
October 31, 2024
Financial Statements and Other Information
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com .
T. ROWE PRICE
RPGEX Global Growth Stock
Fund
PAGLX Global Growth Stock
Fund–
.
Advisor Class
RGGIX Global Growth Stock
Fund–
.
I Class

T. ROWE PRICE Global Growth Stock Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Investor Class
.. Year ..
.. Ended .
10/31/24 10/31/23 10/31/22 10/31/21 10/31/20
NET ASSET VALUE
Beginning of period $ 32.35 $ 30.27 $ 49.05 $ 37.06 $ 28.60
Investment activities
Net investment income (loss)
(1)(2)
0.04 0.08 (0.02) (0.03) 0.03
Net realized and unrealized
gain/loss 10.19 2.02 (14.93) 13.37 8.50
Total from investment activities 10.23 2.10 (14.95) 13.34 8.53
Distributions
Net investment income (0.07) — — (0.03) (0.07)
Net realized gain — (0.02) (3.83) (1.32) —
Total distributions (0.07) (0.02) (3.83) (1.35) (0.07)
NET ASSET VALUE
End of period $ 42.51 $ 32.35 $ 30.27 $ 49.05 $ 37.06
Ratios/Supplemental Data
Total return
(2)(3)
31.68% 6.95% (32.72)% 36.63% 29.88%
Ratios to average net assets:
(2)
Gross expenses before waivers/
payments by Price Associates 0.92% 0.93% 0.91% 0.82% 0.85%
Net expenses after waivers/
payments by Price Associates 0.92% 0.93% 0.91% 0.82% 0.85%
Net investment income (loss) 0.11% 0.23% (0.04)% (0.06)% 0.09%
Portfolio turnover rate 61.5% 64.9% 58.4% 56.7% 85.4%
Net assets, end of period (in
thousands) $377,291 $333,702 $309,152 $771,508 $482,762
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Global Growth Stock Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Advisor Class
.. Year ..
.. Ended .
10/31/24 10/31/23 10/31/22 10/31/21 10/31/20
NET ASSET VALUE
Beginning of period $ 31.94 $ 29.93 $ 48.56 $ 36.78 $ 28.43
Investment activities
Net investment income (loss)
(1)(2)
(0.03) 0.02 (0.06) (0.16) (0.07)
Net realized and unrealized
gain/loss 10.07 2.01 (14.82) 13.26 8.48
Total from investment activities 10.04 2.03 (14.88) 13.10 8.41
Distributions
Net investment income (0.03) — — — (0.06)
Net realized gain — (0.02) (3.75) (1.32) —
Total distributions (0.03) (0.02) (3.75) (1.32) (0.06)
NET ASSET VALUE
End of period $ 41.95 $ 31.94 $ 29.93 $ 48.56 $ 36.78
Ratios/Supplemental Data
Total return
(2)(3)
31.45% 6.79% (32.87)% 36.24% 29.63%
Ratios to average net assets:
(2)
Gross expenses before waivers/
payments by Price Associates 1.12% 1.10% 1.10% 1.10% 1.12%
Net expenses after waivers/
payments by Price Associates 1.10% 1.10% 1.10% 1.10% 1.10%
Net investment income (loss) (0.07)% 0.05% (0.18)% (0.34)% (0.20)%
Portfolio turnover rate 61.5% 64.9% 58.4% 56.7% 85.4%
Net assets, end of period (in
thousands) $11,756 $13,590 $13,586 $19,156 $13,668
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Global Growth Stock Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
I Class
.. Year ..
.. Ended .
10/31/24 10/31/23 10/31/22 10/31/21 10/31/20
NET ASSET VALUE
Beginning of period $ 32.51 $ 30.41 $ 49.21 $ 37.16 $ 28.66
Investment activities
Net investment income
(1)(2)
0.14 0.15 0.09 0.04 0.09
Net realized and unrealized
gain/loss 10.24 2.03 (15.01) 13.40 8.49
Total from investment activities 10.38 2.18 (14.92) 13.44 8.58
Distributions
Net investment income (0.14) (0.06) — (0.07) (0.08)
Net realized gain — (0.02) (3.88) (1.32) —
Total distributions (0.14) (0.08) (3.88) (1.39) (0.08)
NET ASSET VALUE
End of period $ 42.75 $ 32.51 $ 30.41 $ 49.21 $ 37.16
Ratios/Supplemental Data
Total return
(2)(3)
32.02% 7.18% (32.57)% 36.83% 30.00%
Ratios to average net assets:
(2)
Gross expenses before waivers/
payments by Price Associates 0.70% 0.70% 0.69% 0.67% 0.69%
Net expenses after waivers/
payments by Price Associates 0.69% 0.69% 0.69% 0.67% 0.69%
Net investment income 0.35% 0.47% 0.25% 0.09% 0.27%
Portfolio turnover rate 61.5% 64.9% 58.4% 56.7% 85.4%
Net assets, end of period (in
thousands) $724,001 $578,915 $676,552 $889,213 $659,189
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Global Growth Stock Fund
October 31, 2024

Portfolio of Investments
‡
Shares $ Value
( Cost and value in $000s)
‡
ARGENTINA 1.3%
Common Stocks 1.3%
Grupo Financiero Galicia, ADR (USD)  107,106 5,647
MercadoLibre (USD) (1) 4,476 9,118
Total Argentina (Cost $6,858) 14,765
AUSTRALIA 0.3%
Common Stocks 0.3%
BHP Group  98,960 2,749
Total Australia (Cost $2,736) 2,749
BRAZIL 1.1%
Common Stocks 1.1%
B3  1,538,300 2,829
NU Holdings, Class A (USD) (1) 648,310 9,783
Total Brazil (Cost $7,254) 12,612
CANADA 1.6%
Common Stocks 1.6%
Brookfield  41,500 2,200
National Bank of Canada  15,923 1,519
Shopify, Class A (USD) (1) 112,260 8,780
West Fraser Timber  57,895 5,229
Total Canada (Cost $13,014) 17,728
CAYMAN ISLANDS 0.6%
Convertible Preferred Stocks 0.6%
ByteDance, Series E, Acquisition Date: 7/8/19, Cost $1,202
(USD) (1)(2)(3) 24,387 6,693
Total Cayman Islands (Cost $1,202) 6,693
CHINA 2.7%
Common Stocks 2.7%
Alibaba Group Holding (HKD)  435,968 5,333
China Resources Mixc Lifestyle Services (HKD)  1,473,200 6,077
Kanzhun, ADR (USD)  210,710 3,066

T. ROWE PRICE Global Growth Stock Fund

Shares $ Value
(Cost and value in $000s)
PDD Holdings, ADR (USD) (1)(4) 35,624 4,296
Tencent Holdings (HKD)  207,300 10,809
Total China (Cost $26,353) 29,581
DENMARK 0.6%
Common Stocks 0.6%
Novo Nordisk, ADR (USD)  59,864 6,702
Total Denmark (Cost $5,736) 6,702
FRANCE 1.8%
Common Stocks 1.8%
Airbus  54,277 8,279
Eurofins Scientific  69,071 3,407
Sartorius Stedim Biotech  22,613 4,536
Schneider Electric  16,409 4,251
Total France (Cost $17,679) 20,473
GERMANY 3.2%
Common Stocks 3.1%
Celonis, Acquisition Date: 6/17/21, Cost $664 (USD) (1)(2)
(3) 1,795 362
Deutsche Telekom  202,455 6,121
Hannover Rueck  17,160 4,506
Infineon Technologies  142,518 4,507
SAP  32,436 7,573
Siemens  44,804 8,717
Zalando (1) 64,864 1,964
33,750
Convertible Preferred Stocks 0.1%
Celonis, Series D, Acquisition Date: 6/17/21 - 10/4/22,
Cost $2,667 (USD) (1)(2)(3) 7,214 1,457
1,457
Total Germany (Cost $29,062) 35,207

T. ROWE PRICE Global Growth Stock Fund

Shares $ Value
(Cost and value in $000s)
HONG KONG 0.3%
Common Stocks 0.3%
AIA Group  420,600 3,320
Total Hong Kong (Cost $2,960) 3,320
INDIA 3.3%
Common Stocks 3.3%
Astral  117,539 2,470
Axis Bank  428,457 5,886
Container Corp. of India  222,180 2,234
Godrej Consumer Products  217,884 3,320
HDFC Bank  199,972 4,110
HDFC Bank, ADR (USD)  6,920 436
Kotak Mahindra Bank  296,648 6,090
Larsen & Toubro  102,708 4,412
Reliance Industries  185,668 2,936
Think & Learn, Acquisition Date: 12/23/20 - 1/15/21,
Cost $1,309 (1)(2)(3) 821 —
United Spirits  142,370 2,450
Zomato (1) 863,304 2,477
36,821
Convertible Preferred Stocks 0.0%
Think & Learn, Series F, Acquisition Date: 12/23/20 -
4/29/21, Cost $6,344 (1)(2)(3) 1,977 —
—
Total India (Cost $32,529) 36,821
INDONESIA 3.9%
Common Stocks 3.9%
Bank Central Asia  11,499,400 7,498
Bank Mandiri Persero  19,111,800 8,113
Bank Rakyat Indonesia Persero  18,223,000 5,555
Cisarua Mountain Dairy  12,694,100 4,608
Mayora Indah  18,423,900 3,050
Sumber Alfaria Trijaya  68,430,800 14,451
Total Indonesia (Cost $27,871) 43,275

T. ROWE PRICE Global Growth Stock Fund

Shares $ Value
(Cost and value in $000s)
ITALY 0.2%
Common Stocks 0.2%
PRADA (HKD)  347,200 2,666
Total Italy (Cost $2,168) 2,666
JAPAN 3.1%
Common Stocks 3.1%
Calbee  202,900 4,537
Chugai Pharmaceutical  87,300 4,154
Keyence  13,900 6,275
Mitsui  138,700 2,828
Mitsui Fudosan  219,000 1,868
Nippon Sanso Holdings  52,000 1,805
Omron  78,500 3,099
Recruit Holdings  131,900 8,054
Renesas Electronics  150,100 2,011
Tokyo Seimitsu  4,700 253
Total Japan (Cost $28,070) 34,884
NETHERLANDS 1.2%
Common Stocks 1.2%
Adyen (1) 2,443 3,732
Argenx, ADR (USD) (1) 4,749 2,784
ASML Holding (USD)  5,877 3,953
BE Semiconductor Industries  20,895 2,224
Universal Music Group  16,897 425
Total Netherlands (Cost $6,664) 13,118
NIGERIA 0.0%
Common Stocks 0.0%
Nestle Nigeria (1) 461,084 243
Total Nigeria (Cost $980) 243
PERU 0.6%
Common Stocks 0.6%
InRetail Peru (USD)  200,033 6,281
Total Peru (Cost $4,620) 6,281

T. ROWE PRICE Global Growth Stock Fund

Shares $ Value
(Cost and value in $000s)
PHILIPPINES 2.6%
Common Stocks 2.6%
Ayala  732,060 8,660
BDO Unibank  3,686,517 9,648
SM Investments  675,236 10,888
Total Philippines (Cost $24,946) 29,196
PORTUGAL 0.4%
Common Stocks 0.4%
Galp Energia  275,439 4,708
Total Portugal (Cost $3,773) 4,708
SAUDI ARABIA 0.4%
Common Stocks 0.4%
Al Rajhi Bank  195,991 4,579
Total Saudi Arabia (Cost $4,310) 4,579
SINGAPORE 0.5%
Common Stocks 0.5%
Sea, ADR (USD) (1) 54,860 5,160
Total Singapore (Cost $967) 5,160
SOUTH AFRICA 0.1%
Common Stocks 0.1%
Naspers, Class N  4,085 966
Total South Africa (Cost $571) 966
SOUTH KOREA 0.4%
Common Stocks 0.4%
Samsung Electronics  31,815 1,351
SK Hynix  21,664 2,836
Total South Korea (Cost $3,985) 4,187

T. ROWE PRICE Global Growth Stock Fund

Shares $ Value
(Cost and value in $000s)
SPAIN 0.1%
Common Stocks 0.1%
Amadeus IT Group  21,630 1,568
Total Spain (Cost $1,157) 1,568
SWEDEN 0.2%
Common Stocks 0.2%
Hexagon, Class B  172,548 1,613
Total Sweden (Cost $870) 1,613
SWITZERLAND 0.6%
Common Stocks 0.6%
Sonova Holding  18,574 6,797
Total Switzerland (Cost $6,617) 6,797
TAIWAN 1.7%
Common Stocks 1.7%
Taiwan Semiconductor Manufacturing  345,000 10,819
Taiwan Semiconductor Manufacturing, ADR (USD)  43,005 8,194
Total Taiwan (Cost $13,353) 19,013
UNITED KINGDOM 2.8%
Common Stocks 2.6%
AstraZeneca, ADR (USD)  103,542 7,367
Endava, ADR (USD) (1)(4) 59,655 1,411
Experian  92,425 4,511
London Stock Exchange Group  33,370 4,523
Prudential  434,461 3,617
Snyk, Acquisition Date: 9/3/21, Cost $1,444 (USD) (1)(2)(3) 100,647 976
Unilever, ADR (USD)  102,672 6,253
28,658
Convertible Preferred Stocks 0.2%
Snyk, Series F, Acquisition Date: 9/3/21 - 12/14/22,
Cost $2,406 (USD) (1)(2)(3) 168,674 1,636

T. ROWE PRICE Global Growth Stock Fund

Shares $ Value
(Cost and value in $000s)
Yulife Holdings, Series C, Acquisition Date: 10/11/22,
Cost $1,523 (1)(2)(3) 77,036 1,206
2,842
Total United Kingdom (Cost $28,073) 31,500
UNITED STATES 61.1%
Common Stocks 57.5%
Advanced Micro Devices (1) 56,616 8,157
Airbnb, Class A (1) 700 94
Allstate  25,500 4,756
Alphabet, Class C  124,872 21,564
Amazon.com (1) 168,417 31,393
Amphenol, Class A  102,820 6,891
Apollo Global Management  43,256 6,197
Apple  194,397 43,916
Ares Management, Class A  43,879 7,358
Atlassian, Class A (1) 8,568 1,615
Bank of America  276,606 11,568
Booz Allen Hamilton Holding  26,916 4,890
Canva, Acquisition Date: 8/16/21 - 12/22/21, Cost $3,134 (1)
(2)(3) 1,839 2,434
Charles Schwab  165,094 11,694
Chubb  24,703 6,977
Cigna Group  20,721 6,523
Citigroup  121,517 7,798
Colgate-Palmolive  38,934 3,649
ConocoPhillips  61,570 6,744
Constellation Energy  26,047 6,849
Coupang (1) 150,198 3,874
CSX  246,679 8,298
Danaher  28,065 6,894
Elevance Health  6,610 2,682
Eli Lilly  24,179 20,062
EOG Resources  38,738 4,724
Epic Games, Acquisition Date: 6/18/20, Cost $3,100 (1)(2)
(3) 5,386 3,431
EQT  190,909 6,976
FedEx  13,130 3,596
Fifth Third Bancorp  154,666 6,756
Fiserv (1) 61,948 12,260
Freeport-McMoRan  148,779 6,698
General Electric  43,758 7,517

T. ROWE PRICE Global Growth Stock Fund

Shares $ Value
(Cost and value in $000s)
Global Payments  8,200 850
Home Depot  13,900 5,473
Hubbell  12,682 5,416
HubSpot (1) 10,095 5,601
Huntington Bancshares  390,314 6,085
IDEX  6,574 1,411
Intuit  3,211 1,960
Intuitive Surgical (1) 19,485 9,817
Kenvue  160,784 3,687
KKR  38,953 5,385
Las Vegas Sands  11,665 605
Linde  17,555 8,008
Magic Leap, Class A, Acquisition Date: 10/12/17,
Cost $1,153 (1)(2)(3) 2,372 —
Marriott International, Class A  13,900 3,614
Marsh & McLennan  24,944 5,444
Martin Marietta Materials  5,100 3,021
Mastercard, Class A  18,163 9,074
McKesson  6,154 3,081
Meta Platforms, Class A  43,365 24,613
MetLife  56,964 4,467
Microsoft  108,996 44,291
Netflix (1) 13,652 10,321
NextEra Energy  77,000 6,102
NVIDIA  350,510 46,534
Old Dominion Freight Line  31,328 6,307
Pinterest, Class A (1) 76,800 2,441
Procter & Gamble  35,939 5,936
Reliance  7,700 2,205
Roper Technologies  30,742 16,531
Salesforce  16,894 4,922
Samsara, Class A (1) 84,400 4,033
Schlumberger  99,681 3,994
ServiceNow (1) 7,106 6,630
Steel Dynamics  32,312 4,217
Stripe, Class B, Acquisition Date: 12/17/19 - 5/18/21,
Cost $859 (1)(2)(3) 32,874 855
Stryker  26,906 9,586
Synopsys (1) 14,142 7,263
Targa Resources  7,800 1,302
TechnipFMC  122,700 3,275
Teledyne Technologies (1) 11,244 5,120
Tesla (1) 23,875 5,965
Thermo Fisher Scientific  11,003 6,011

T. ROWE PRICE Global Growth Stock Fund

Shares $ Value
(Cost and value in $000s)
Tradeweb Markets, Class A  34,606 4,395
Uber Technologies (1) 103,462 7,454
UnitedHealth Group  9,933 5,607
Veeva Systems, Class A (1) 3,176 663
Vertex Pharmaceuticals (1) 1,249 595
Walmart  86,023 7,050
Waste Connections  30,491 5,389
Workday, Class A (1) 7,833 1,832
639,273
Convertible Preferred Stocks 3.6%
Canva, Series A, Acquisition Date: 11/4/21 - 12/17/21,
Cost $150 (1)(2)(3) 88 116
Canva, Series A-3, Acquisition Date: 11/4/21 - 12/17/21,
Cost $17 (1)(2)(3) 10 13
Databricks, Series H, Acquisition Date: 8/31/21,
Cost $1,107 (1)(2)(3) 15,066 1,316
Lilac Solutions, Series B, Acquisition Date: 9/8/21,
Cost $4,528 (1)(2)(3) 344,903 3,204
PsiQuantum, Series D, Acquisition Date: 9/29/21,
Cost $3,614 (1)(2)(3) 137,791 5,078
Rappi, Series E, Acquisition Date: 9/8/20, Cost $4,762 (1)
(2)(3) 79,700 1,811
Rappi, Series F, Acquisition Date: 7/8/21, Cost $799 (1)(2)(3) 12,400 282
Redwood Materials, Series C, Acquisition Date: 5/28/21,
Cost $4,001 (1)(2)(3) 84,400 4,348
Redwood Materials, Series D, Acquisition Date: 6/2/23,
Cost $1,879 (1)(2)(3) 39,374 2,029
SB Technology, Series D, Acquisition Date: 12/10/21,
Cost $5,863 (1)(2)(3) 621,837 10,459
Sila Nano, Series F, Acquisition Date: 1/7/21, Cost $846 (1)
(2)(3) 20,496 401
SpaceX, Series K, Acquisition Date: 5/21/19, Cost $1,562 (1)
(2)(3) 7,659 8,578
Waymo, Series A-2, Acquisition Date: 5/8/20,
Cost $2,587 (1)(2)(3) 30,126 2,419
Waymo, Series B-2, Acquisition Date: 6/11/21, Cost $209 (1)
(2)(3) 2,283 185
40,239
Total United States (Cost $415,211) 679,512

T. ROWE PRICE Global Growth Stock Fund

Shares $ Value
(Cost and value in $000s)
VIETNAM 3.3%
Common Stocks 3.3%
Asia Commercial Bank  8,469,865 8,976
Bank for Foreign Trade of Vietnam (1) 1,572,300 5,815
FPT  1,813,597 9,709
Military Commercial Joint Stock Bank  7,684,459 8,097
Phu Nhuan Jewelry  1,106,900 4,426
Total Vietnam (Cost $27,301) 37,023
SHORT-TERM INVESTMENTS 0.0%
Money Market Funds 0.0%
T. Rowe Price Government Reserve Fund, 4.86% (5)(6) 218,600 219
Total Short-Term Investments (Cost $219) 219
SECURITIES LENDING COLLATERAL 0.1%
INVESTMENTS IN A POOLED ACCOUNT THROUGH SECURITIES LENDING
PROGRAM WITH JPMORGAN CHASE BANK 0.1%
Money Market Funds 0.1%
T. Rowe Price Government Reserve Fund, 4.86% (5)(6) 658,400 658
Total Investments in a Pooled Account through Securities Lending Program with JPMorgan Chase Bank 658
Total Securities Lending Collateral (Cost $658) 658
Total Investments in Securities
100.1% of Net Assets
(Cost $747,767) $ 1,113,817
‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Shares are denominated in the currency of the country presented unless otherwise noted.
(1) Non-income producing
(2) See Note 2. Level 3 in fair value hierarchy.

T. ROWE PRICE Global Growth Stock Fund

.
.
.
.
.
.
.
.
.
.
(3) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security").
Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding
144A holdings) at period end amounts to $59,289 and represents 5.3% of net assets.
(4) See Note 3 . All or a portion of this security is on loan at October 31, 2024.
(5) Seven-day yield
(6) Affiliated Companies
ADR American Depositary Receipts
HKD Hong Kong Dollar
USD U.S. Dollar

T. ROWE PRICE Global Growth Stock Fund

The accompanying notes are an integral part of these financial statements.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the year ended October 31, 2024. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund,
4.86% $ — $ — $ 100++
Totals $ —# $ — $ 100+
Supplementary Investment Schedule
Affiliate
Value
10/31/23
Purchase
Cost
Sales
Cost
Value
10/31/24
T. Rowe Price Government
Reserve Fund, 4.86% $ 21,452  ¤  ¤ $ 877
Total $ 877^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees as described in Note 3 .
+ Investment income comprised $100 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $877.

T. ROWE PRICE Global Growth Stock Fund
October 31, 2024
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
Assets
Investments in securities, at value (cost $747,767) $ 1,113,817
Receivable for shares sold 574
Receivable for investment securities sold 569
Dividends and interest receivable 413
Foreign currency (cost $308) 304
Other assets 787
Total assets 1,116,464
Liabilities
Payable for shares redeemed 758
Obligation to return securities lending collateral 658
Investment management fees payable 613
Payable for investment securities purchased 346
Due to affiliates 115
Other liabilities 926
Total liabilities 3,416
Commitments and Contingent Liabilities (note 6 )
NET ASSETS $ 1,113,048

T. ROWE PRICE Global Growth Stock Fund
October 31, 2024
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Net Assets Consist of:
Total distributable earnings (loss) $ 346,145
Paid-in capital applicable to 26,091,042 shares of $0.01 par value capital stock outstanding; 18,000,000,000 shares of
the Corporation authorized 766,903
NET ASSETS $ 1,113,048
NET ASSET VALUE PER SHARE
Investor Class
(Net assets: $377,291; Shares outstanding: 8,874,872) $ 42.51
Advisor Class
(Net assets: $11,756; Shares outstanding: 280,240) $ 41.95
I Class
(Net assets: $724,001; Shares outstanding: 16,935,930) $ 42.75

T. ROWE PRICE Global Growth Stock Fund
Statement of Operations

($000s)
Year
Ended
10/31/24
Investment Income (Loss)
Income
Dividend (net of foreign taxes of $687) $ 11,045
Securities lending 29
Total income 11,074
Expenses
Investment management 6,793
Shareholder servicing
Investor Class $ 838
Advisor Class 24
I Class 81 943
Rule 12b-1 fees
Advisor Class 34
Prospectus and shareholder reports
Investor Class 36
Advisor Class 1
I Class 12 49
Custody and accounting 271
Legal and audit 118
Registration 73
Directors 4
Miscellaneous 50
Waived / paid by Price Associates (71)
Total expenses 8,264
Net investment income 2,810

T. ROWE PRICE Global Growth Stock Fund
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
Year
Ended
10/31/24
Realized and Unrealized Gain / Loss –
Net realized gain (loss)
Securities (net of foreign taxes of $871) 96,784
Foreign currency transactions (13)
Net realized gain 96,771
Change in net unrealized gain / loss
Securities (net of decrease in deferred foreign taxes of $(350)) 186,027
Other assets and liabilities denominated in foreign currencies 28
Change in net unrealized gain / loss 186,055
Net realized and unrealized gain / loss 282,826
INCREASE IN NET ASSETS FROM OPERATIONS $ 285,636

T. ROWE PRICE Global Growth Stock Fund
Statement of Changes in Net Assets

($000s)
Year . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . .
10/31/24 10/31/23
Increase (Decrease) in Net Assets
Operations
Net investment income $ 2,810 $ 3,684
Net realized gain 96,771 23,687
Change in net unrealized gain / loss 186,055 42,420
Increase in net assets from operations 285,636 69,791
Distributions to shareholders
Net earnings
Investor Class (751) (234)
Advisor Class (12) (10)
I Class (2,517) (1,526)
Decrease in net assets from distributions (3,280) (1,770)
Capital share transactions
*
Shares sold
Investor Class 59,253 86,774
Advisor Class 825 1,661
I Class 57,533 53,797
Distributions reinvested
Investor Class 636 211
Advisor Class 12 10
I Class 2,478 1,507
Shares redeemed
Investor Class (115,456) (84,858)
Advisor Class (6,366) (2,572)
I Class (94,430) (197,634)
Decrease in net assets from capital share
transactions (95,515) (141,104)

T. ROWE PRICE Global Growth Stock Fund
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
Year . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . .
10/31/24 10/31/23
Net Assets
Increase (decrease) during period 186,841 (73,083)
Beginning of period 926,207 999,290
End of period $ 1,113,048 $ 926,207
*Share information (000s)
Shares sold
Investor Class 1,522 2,687
Advisor Class 22 52
I Class 1,467 1,641
Distributions reinvested
Investor Class 18 7
Advisor Class – –
I Class 69 50
Shares redeemed
Investor Class (2,981) (2,593)
Advisor Class (167) (81)
I Class (2,408) (6,133)
Decrease in shares outstanding (2,458) (4,370)

T. ROWE PRICE Global Growth Stock Fund
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price International Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Global Growth Stock
Fund (the fund) is a diversified, open-end management investment company established by the corporation. The fund seeks long-term growth of capital through investments primarily in the common stocks of large-cap companies throughout the world, including the U.S. The fund has three classes of shares:
the Global Growth Stock Fund (Investor Class), the Global Growth Stock
Fund–Advisor Class (Advisor Class) and the Global Growth Stock Fund–I Class
(I Class). Advisor Class shares are sold only through various brokers and other financial intermediaries. I Class shares require a $500,000 initial investment minimum, although the minimum generally is waived or reduced for financial intermediaries, eligible retirement plans, and certain other accounts. The
Advisor Class operates under a Board-approved Rule 12b-1 plan pursuant to which the class compensates financial intermediaries for distribution, shareholder servicing, and/or certain administrative services; the Investor and
I Classes do not pay Rule 12b-1 fees. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to all classes; and, in all other respects, the same rights and obligations as the other classes.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic 946 (ASC 946).
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions  Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from other investment

T. ROWE PRICE Global Growth Stock Fund

companies are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Earnings on investments recognized as partnerships for federal income tax purposes reflect the tax character of such earnings. Distributions from REITs are initially recorded as dividend income and, to the extent such represent a return of capital or capital gain for tax purposes, are reclassified when such information becomes available. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Proceeds from litigation payments, if any, are included in either net realized gain (loss) or change in net unrealized gain/loss from securities. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared and paid by each class annually. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Currency Translation  Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective date of such transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is not bifurcated from the portion attributable to changes in market prices.
Class Accounting  Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes, investment income, and realized and unrealized gains and losses are allocated to the classes based upon the relative daily net assets of each class. The Advisor Class pays Rule 12b-1 fees, in an amount not exceeding 0.25% of the class’s average daily net assets.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally
4 p.m. Eastern time, each day the NYSE is open for business. However, the
NAV per share may be calculated at a time other than the normal close of the
NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by T. Rowe Price Associates, Inc., or its agents.

T. ROWE PRICE Global Growth Stock Fund

New Accounting Guidance  In November 2023, the FASB issued Accounting
Standards Update (ASU), ASU 2023-07, Segment Reporting (Topic 280) –
Improvements to Reportable Segment Disclosures, which improves reportable segment disclosure requirements, primarily through enhanced disclosures about segment expenses. In addition, the ASU clarifies that a public entity with a single reportable segment provide all disclosures required by the ASU and all existing segment disclosures in Topic 280. The amendments under this ASU are effective for fiscal years beginning after December 15, 2023. Management expects that adoption of the guidance will not have a material impact on the fund’s financial statements.
Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.
NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the
NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s
Board of Directors (the Board) has designated T. Rowe Price Associates, Inc.
as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

T. ROWE PRICE Global Growth Stock Fund

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-
counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation
Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of the fund’s portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including

T. ROWE PRICE Global Growth Stock Fund

developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The Valuation Designee cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial
instruments, based on the inputs used to determine their fair values on October 31, 2024 (for further detail by category, please refer to the accompanying Portfolio of Investments):

T. ROWE PRICE Global Growth Stock Fund

Following is a reconciliation of the fund’s Level 3 holdings for the year ended
October 31, 2024. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any, and is included on the accompanying Statement of Operations. The change in unrealized gain/loss on Level 3 instruments held at October 31, 2024, totaled $3,326,000 for the year ended October 31, 2024.
In accordance with GAAP, the following table provides quantitative information about significant unobservable inputs used to determine the fair valuations of the fund’s Level 3 assets, by class of financial instrument.
Because the Valuation Designee considers a wide variety of factors and inputs, both observable and unobservable, in determining fair values, the unobservable inputs presented do not reflect all inputs significant to the fair value determination.
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 715,503 $ 338,148 $ 8,058 $ 1,061,709
Convertible Preferred Stocks — — 51,231 51,231
Short-Term Investments 219 — — 219
Securities Lending Collateral 658 — — 658
Total $ 716,380 $ 338,148 $ 59,289 $ 1,113,817
($000s)
Beginning
Balance
10/31/23
Gain
(Loss)
During
Period
Total
Sales
Ending
Balance
10/31/24
Investment in Securities
Common Stocks $ 10,547 $ (1,033) $ (1,456) $ 8,058
Convertible Preferred Stocks 47,982 5,635 (2,386) 51,231
Total $ 58,529 $ 4,602 $ (3,842) $ 59,289

T. ROWE PRICE Global Growth Stock Fund

Investments
in Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range
of
Input(s)
Weighted
Average
of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Common
Stocks
$ 8,058 Recent
comparable
transaction
price(s)
—# —# —# —#
Discount for
uncertainty
100% 100% Decrease
Market
comparable
Enterprise
value to sales
multiple
4.9x
– 11.9x
7.4x Increase
Projected
enterprise
value to sales
multiple
14.0x 14.0x Increase
Sales growth
rate
(5%)
– 29%
10% Increase
Enterprise
value to gross
profit multiple
6.6x
– 14.7x
9.4x Increase
Projected
enterprise
value to gross
profit multiple
17.4x 17.4x Increase
Gross profit
growth rate
(5%)
– 29%
10% Increase
Premium
to public
company
multiples
1%
– 84%
39% Increase
Discount for
illiquidity
100% 100% Decrease
Discount
for lack of
marketability
10% 10% Decrease

T. ROWE PRICE Global Growth Stock Fund

Investments
in Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range
of
Input(s)
Weighted
Average
of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Convertible
Preferred
Stocks
$ 51,231 Recent
comparable
transaction
price(s)
—# —# —# —#
Conversion
ratio
—# —# —#
Market
comparable
Enterprise
value to gross
profit multiple
5.0x
– 20.1x
11.3x Increase
Projected
enterprise
value to gross
profit multiple
17.4x
– 21.0x
20.5x Increase
Gross profit
growth rate
13%
– 55%
26% Increase
Enterprise
value to sales
multiple
1.9x
– 15.4x
5.9x Increase
Projected
enterprise
value to sales
multiple
2.6x
– 15.5x
10.2x Increase
Sales growth
rate
17%
– 75%
38% Increase
Enterprise
value to gross
merchandise
value
0.5x
– 0.6x
0.6x Increase
Gross
merchandise
value growth
rate
13% 13% Increase
Enterprise
value to
EBITDA
multiple
14.5x
– 23.1x
18.8x Increase

T. ROWE PRICE Global Growth Stock Fund

+ Valuation techniques may change in order to reflect the Valuation Designee’s judgment of current market participant assumptions.
* Unobservable inputs were weighted by the relative fair value of the instruments.
** Represents the directional change in the fair value of the Level 3 investment(s) that would have resulted from an increase in the corresponding input at period end. A decrease in the unobservable input would have had the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher
Investments
in Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range
of
Input(s)
Weighted
Average
of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Projected
enterprise
value to
EBITDA
multiple
11.3x
– 25.0x
19.5x Increase
EBITDA
growth rate
68% 68% Increase
Enterprise
value to EBIT
multiple
8.4x
– 11.0x
10.1x Increase
EBIT growth
rate
26% 26% Increase
Premium
to public
company
multiples
15%
– 49%
29% Increase
Discount
to public
company
multiples
25% 25% Decrease
Discount rate
for cost of
capital
25% 25% Decrease
Discount for
illiquidity
100% 100% Decrease
Discount for
uncertainty
10%
– 60%
35% Decrease
Discount
for lack of
marketability
10% 10% Decrease

T. ROWE PRICE Global Growth Stock Fund

or lower fair value measurements.
# No quantitative unobservable inputs significant to the valuation technique were created by the Valuation Designee.
NOTE 3 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance.
The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of
Additional Information.
Emerging and Frontier Markets  The fund invests, either directly or through investments in other T. Rowe Price funds, in securities of companies located in, issued by governments of, or denominated in or linked to the currencies of emerging and frontier market countries. Emerging markets, and to a greater extent frontier markets, tend to have economic structures that are less diverse and mature, less developed legal and regulatory regimes, and political systems that are less stable, than those of developed countries. These markets may be subject to greater political, economic, and social uncertainty and differing accounting standards and regulatory environments that may potentially impact the fund’s ability to buy or sell certain securities or repatriate proceeds to U.S.
dollars. Emerging markets securities exchanges are more likely to experience delays with the clearing and settling of trades, as well as the custody of holdings by local banks, agents, and depositories. Such securities are often subject to greater price volatility, less liquidity, and higher rates of inflation than U.S.
securities. Investing in frontier markets is typically significantly riskier than investing in other countries, including emerging markets.
Restricted Securities  The fund invests in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.
Securities Lending  The fund may lend its securities to approved borrowers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. Security loans generally do not have stated maturity dates, and the fund may recall a security at any time. The fund receives collateral in the form of cash or U.S. government securities. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities; any additional collateral required due to

T. ROWE PRICE Global Growth Stock Fund

changes in security values is delivered to the fund the next business day. Cash collateral is invested in accordance with investment guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities, collateral investments decline in value, and the lending agent fails to perform. Securities lending revenue consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower, compensation to the lending agent, and other administrative costs. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying financial statements, but collateral received in the form of securities is not. At
October 31, 2024, the value of loaned securities was $645,000; the value of cash collateral and related investments was $658,000.
Other  Purchases and sales of portfolio securities other than in-kind transactions, if any, and short-term securities aggregated $653,068,000 and
$747,834,000, respectively, for the year ended October 31, 2024.
NOTE 4 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under
Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes.
The fund files U.S. federal, state, and local tax returns as required. The fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.
Capital accounts within the financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The permanent book/tax adjustments, if any, have no impact on results of operations or net assets. The permanent book/tax adjustments relate primarily to the character of income on passive foreign investment companies and the character of foreign capital gains taxes.

T. ROWE PRICE Global Growth Stock Fund

The tax character of distributions paid for the periods presented was as follows:
At October 31, 2024, the tax-basis cost of investments (including derivatives, if any) and gross unrealized appreciation and depreciation were as follows:
At October 31, 2024, the tax-basis components of accumulated net earnings
(loss) were as follows:
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement purposes versus for tax purposes; these differences will reverse in a subsequent reporting period. The temporary differences relate primarily to the deferral of losses from wash sales and the realization of gains/losses on passive foreign investment companies. The loss carryforwards and deferrals primarily relate to capital loss carryforwards. Capital loss carryforwards are available indefinitely to offset future realized capital gains. During the year ended October 31, 2024, the fund utilized $87,059,000 of capital loss carryforwards.
($000s)
October 31,
2024
October 31,
2023
Ordinary income (including short-term capital
gains, if any) $ 3,280 $ 1,770
($000s)
Cost of investments $ 755,549
Unrealized appreciation $ 400,748
Unrealized depreciation (43,302)
Net unrealized appreciation (depreciation) $ 357,446
($000s)
Undistributed ordinary income $ 1,779
Net unrealized appreciation (depreciation) 357,446
Loss carryforwards and deferrals (13,080)
Total distributable earnings (loss) $ 346,145

T. ROWE PRICE Global Growth Stock Fund

NOTE 5 - FOREIGN TAXES
The fund is subject to foreign income taxes imposed by certain countries in which it invests. Additionally, capital gains realized upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries. All taxes are computed in accordance with the applicable foreign tax law, and, to the extent permitted, capital losses are used to offset capital gains. Taxes attributable to income are accrued by the fund as a reduction of income. Current and deferred tax expense attributable to capital gains is reflected as a component of realized or change in unrealized gain/
loss on securities in the accompanying financial statements. To the extent that the fund has country specific capital loss carryforwards, such carryforwards are applied against net unrealized gains when determining the deferred tax liability. Any deferred tax liability incurred by the fund is included in either Other liabilities or Deferred tax liability on the accompanying Statement of Assets and Liabilities.
NOTE 6 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates),
a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). The investment management agreement between the fund and Price Associates provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.35%
of the fund’s average daily net assets, and a group fee. The group fee rate is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.260% for assets in excess of $845 billion. The fund’s group fee is determined by applying the group fee rate to the fund’s average daily net assets. At October 31, 2024, the effective annual group fee rate was 0.28%. Price Associates has agreed to permanently waive a portion of the fund’s annual investment management fee in order to limit the fund’s management fees to 0.65% of the fund’s average daily net assets. This agreement can only be modified or terminated with approval by the fund’s shareholders. The fund has no obligation to repay fees waived under this arrangement. No management fees were waived under this arrangement for the year ended October 31, 2024.

T. ROWE PRICE Global Growth Stock Fund

The Advisor Class is subject to a contractual expense limitation through the expense limitation date indicated in the table below. Effective November 1,
2023, the Investor Class is subject to a contractual expense limitation through the expense limitation date indicated in the table below. This agreement will continue through the expense limitation dates indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s
Board. During the limitation period, Price Associates is required to waive or pay any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) that would otherwise cause the class’s ratio of annualized total expenses to average net assets (net expense ratio) to exceed its expense limitation. Each class is required to repay Price Associates for expenses previously waived/paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s net expense ratio (after the repayment is taken into account) to exceed the lesser of: (1)
the expense limitation in place at the time such amounts were waived; or (2)
the class’s current expense limitation. However, no repayment will be made more than three years after the date of a payment or waiver.
The I Class is also subject to an operating expense limitation (I Class Limit)
pursuant to which Price Associates is contractually required to pay all operating expenses of the I Class, excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and
acquired fund fees and expenses, to the extent such operating expenses, on an annualized basis, exceed the I Class Limit. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. The
I Class is required to repay Price Associates for expenses previously paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) the I Class Limit in place at the time such amounts were paid; or (2) the current I Class Limit. However, no repayment will be made more than three years after the date of a payment or waiver.
Pursuant to these agreements, expenses were waived/paid by and/or repaid to Price Associates during the year ended October 31, 2024 as indicated in the table below. Including these amounts, expenses previously waived/paid by Price Associates in the amount of $137,000 remain subject to repayment by the fund at October 31, 2024. Any repayment of expenses previously

T. ROWE PRICE Global Growth Stock Fund

waived/paid by Price Associates during the period would be included in the net investment income and expense ratios presented on the accompanying
Financial Highlights.
In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates, each an affiliate of the fund (collectively, Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. T. Rowe Price Retirement Plan Services, Inc.
provides subaccounting and recordkeeping services for certain retirement accounts invested in the Investor Class and Advisor Class. For the year ended
October 31, 2024, expenses incurred pursuant to these service agreements were $118,000 for Price Associates; $563,000 for T. Rowe Price Services, Inc.;
and $7,000 for T. Rowe Price Retirement Plan Services, Inc. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund
(except for 12b-1 fees under a Board-approved Rule 12b-1 plan).
The fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund: the T. Rowe Price Government Reserve Fund or the T. Rowe Price
Treasury Reserve Fund, organized as money market funds (together, the Price
Reserve Funds). The Price Reserve Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price
Associates or its affiliates and are not available for direct purchase by members of the public. Cash collateral from securities lending, if any, is invested in the
T. Rowe Price Government Reserve Fund. The Price Reserve Funds pay no
investment management fees.
Investor
Class
Advisor
Class I Class
Expense limitation/I Class Limit 0.99% 1.10% 0.05%
Expense limitation date 12/31/26 12/31/26 12/31/26
(Waived)/repaid during the period ($000s) $— $(3) $(68)

T. ROWE PRICE Global Growth Stock Fund

As of October 31, 2024, T. Rowe Price Group, Inc., or its wholly owned subsidiaries, owned 342,893 shares of the I Class, representing 2% of the
I Class's net assets.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange
Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the year ended October 31, 2024, the fund had no purchases or sales cross trades with other funds or accounts advised by Price Associates.
NOTE 7 - OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict (including
Russia’s military invasion of Ukraine and the conflict in Israel, Gaza and surrounding areas), terrorism, geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), and public health epidemics (including the global outbreak of COVID-19) and similar public health threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events. Management actively monitors the risks and financial impacts arising from such events.

T. ROWE PRICE Global Growth Stock Fund

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Directors of T. Rowe Price International Funds, Inc. and
Shareholders of T. Rowe Price Global Growth Stock Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of T. Rowe Price Global Growth Stock Fund (one of the funds constituting T. Rowe Price International Funds, Inc., referred to hereafter as the "Fund") as of October 31, 2024, the related statement of operations for the year ended October 31, 2024, the statement of changes in net assets for each of the two years in the period ended October 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31, 2024 and the financial highlights for each of the five years in the period ended October 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management.
Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public
Company Accounting Oversight Board (United States) (PCAOB) and are
required to be independent with respect to the Fund in accordance with the U.S.
federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

T. ROWE PRICE Global Growth Stock Fund

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2024 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Baltimore, Maryland
December 18, 2024
We have served as the auditor of one or more investment companies in the T.
Rowe Price group of investment companies since 1973.
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
(continued)

T. ROWE PRICE Global Growth Stock Fund

TAX INFORMATION (UNAUDITED) FOR THE TAX YEAR ENDED 10/31/24
We are providing this information as required by the Internal Revenue Code.
The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.
For taxable non-corporate shareholders, $9,291,000 of the fund's income represents qualified dividend income subject to a long-term capital gains tax rate of not greater than 20%.
For corporate shareholders, $4,602,000 of the fund's income qualifies for the dividends-received deduction.

100 East Pratt Street
Baltimore, MD 21202
T. Rowe Price Investment Services, Inc.
Call 1-800-225-5132 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
F174-050 12/24

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to Directors is included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

If applicable, see Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16. Controls and Procedures.

(a)  The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b)  The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is attached.

(2)	Listing standards relating to recovery of erroneously awarded compensation: not applicable.

(3)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price International Funds, Inc.
By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	December 18, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	December 18, 2024

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	December 18, 2024